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                                                                 www.corsell.com

Corsell Law Group, Ltd.
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ATTORNEYS AT LAW

November 5, 2004

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Hirtle Callaghan Trust ("Registrant")
         File Nos. 33-87762 and 811-08918


Ladies and Gentlemen:

As counsel to, and on behalf of, the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of Prospectus and the form of Statement of Additional Information relating to each series of the Registrant that would have been filed under paragraph (c) of Rule 497, does not differ from that contained in post-effective amendment No. 24 to the Registration Statement of the Registrant, which was filed pursuant to Rule 485(b) with the Securities and Exchange Commission on Monday, November 1, 2004.

Registrant also acknowledges the Commission's press release, dated June 24, 2004, in which the SEC announced that, in connection with any filing upon which comments are provided to the filing company by the SEC staff, the staff would require a written representation from the filing company to the effect that the comment process would not be used as a defense by the company in any securities related litigation brought against it.1 In accordance with the position announced in the Commission's June press release,2 and on behalf of Registrant, the undersigned acknowledges that the adequacy of the disclosure in the filing to which this letter relates is the responsibility of the Registrant and represents, that Registrant will not assert

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1 Previously, such written representations were requested by the SEC staff only before taking affirmative action (e.g. granting a request for acceleration) in circumstances where future enforcement action against a registrant may be warranted. (C.f. Charles J. Mohr (no action correspondence dated June 4, 1986)); An Overview of Various Procedural Considerations Associated with the Securities And Exchange Commission's Investigative Process 45 Bus. Law. 627 (Feb. 1990) (Wm. R. McLucas, et. al.)

2 The filing referred to above included Registrant's response to a staff request for clarification of the tax aspects of portfolio turnover.

any comment or review by the Commission's staff relating to the filing referred to above as an affirmative defense in any proceeding initiated by the Commission or any person against Registrant.

Questions related to this filing should be directed to my attention at (215) 540-1300.

Very truly yours,

/s/  Laura Anne Corsell

Laura Anne Corsell, Esq.



cc:      Donald E. Callaghan
         Robert J. Zion
         Ryan Louvar